Mining Interests - Owned by Subsidiaries and Joint Operation - Schedule of Mining Assets and Property, Plant and Equipment Owned by Subsidiaries and Joint Operation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of mining assets and property plant and equipment [line items]
Depreciation and depletion	$ (1,008)	$ (996)
Carrying amount	17,311	17,565
Gross carrying amount [member]
Disclosure of mining assets and property plant and equipment [line items]
Beginning Balance	31,320	31,034
Acquisition of mining interest	531	386
Expenditures on mining interests	1,097	674
Reclassifications to asset held for sale		(713)
Removal of fully depreciated/depleted assets and disposals	(1,767)
Transfers and other movements	(57)	(61)
Ending Balance	31,124	31,320
Accumulated depreciation and depletion and impairment [member]
Disclosure of mining assets and property plant and equipment [line items]
Beginning Balance	(13,755)	(13,404)
Depreciation and depletion	(1,008)	(996)
Reclassifications to asset held for sale		546
Impairment reversal (loss), net	(769)	52
Removal of fully depreciated/depleted assets and disposals	1,738
Transfers and other movements	(19)	47
Ending Balance	(13,813)	(13,755)
Mining properties [member] | Depletable reserves and resources [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying amount	7,815	6,888
Mining properties [member] | Non-depletable reserves and resources [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying amount	3,063	2,160
Mining properties [member] | Non-depletable exploration potential [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying amount	2,915	4,962
Mining properties [member] | Gross carrying amount [member] | Depletable reserves and resources [member]
Disclosure of mining assets and property plant and equipment [line items]
Beginning Balance	12,668	11,964
Expenditures on mining interests	427	335
Reclassifications to asset held for sale		(509)
Removal of fully depreciated/depleted assets and disposals	(1,469)
Transfers and other movements	1,432	878
Ending Balance	13,058	12,668
Mining properties [member] | Gross carrying amount [member] | Non-depletable reserves and resources [member]
Disclosure of mining assets and property plant and equipment [line items]
Beginning Balance	4,670	4,346
Acquisition of mining interest	529	386
Expenditures on mining interests	170	96
Removal of fully depreciated/depleted assets and disposals	(1)
Transfers and other movements	464	(158)
Ending Balance	5,832	4,670
Mining properties [member] | Gross carrying amount [member] | Non-depletable exploration potential [member]
Disclosure of mining assets and property plant and equipment [line items]
Beginning Balance	7,225	7,991
Reclassifications to asset held for sale		(13)
Removal of fully depreciated/depleted assets and disposals	(2)
Transfers and other movements	(1,965)	(753)
Ending Balance	5,258	7,225
Mining properties [member] | Accumulated depreciation and depletion and impairment [member] | Depletable reserves and resources [member]
Disclosure of mining assets and property plant and equipment [line items]
Beginning Balance	(5,780)	(5,608)
Depreciation and depletion	(615)	(599)
Reclassifications to asset held for sale		368
Impairment reversal (loss), net	(294)	58
Removal of fully depreciated/depleted assets and disposals	1,463
Transfers and other movements	(17)	1
Ending Balance	(5,243)	(5,780)
Mining properties [member] | Accumulated depreciation and depletion and impairment [member] | Non-depletable reserves and resources [member]
Disclosure of mining assets and property plant and equipment [line items]
Beginning Balance	(2,510)	(2,510)
Impairment reversal (loss), net	(259)
Ending Balance	(2,769)	(2,510)
Mining properties [member] | Accumulated depreciation and depletion and impairment [member] | Non-depletable exploration potential [member]
Disclosure of mining assets and property plant and equipment [line items]
Beginning Balance	(2,263)	(2,263)
Impairment reversal (loss), net	(80)
Ending Balance	(2,343)	(2,263)
Plant and equipment [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying amount	3,518	3,555
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of mining assets and property plant and equipment [line items]
Beginning Balance	6,757	6,733
Expenditures on mining interests	500	243
Reclassifications to asset held for sale		(191)
Removal of fully depreciated/depleted assets and disposals	(295)
Transfers and other movements	12	(28)
Ending balance	6,976	6,757
Plant and equipment [member] | Accumulated depreciation and depletion and impairment [member]
Disclosure of mining assets and property plant and equipment [line items]
Beginning Balance	(3,202)	(3,023)
Depreciation and depletion	(393)	(397)
Reclassifications to asset held for sale		178
Impairment reversal (loss), net	(136)	(6)
Removal of fully depreciated/depleted assets and disposals	275
Transfers and other movements	(2)	46
Ending Balance	$ (3,458)	$ (3,202)